Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 4,425,728	$ 2,819,189	$ 20,720,766	$ 9,123,479
General and administrative	1,457,353	1,451,425	6,022,173	4,986,611
Total operating expenses	5,883,081	4,270,614	26,742,939	14,110,090
Loss from operations	(5,883,081)	(4,270,614)	(26,742,939)	(14,028,564)
Other income:
Interest income	32,949	232,698	776,177	7,439
Net loss	$ (5,850,132)	$ (4,037,916)	$ (25,966,762)	$ (14,021,125)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (2.47)	$ (2.3)	$ (14.29)	$ (12.39)
Weighted average shares outstanding (in shares)	2,367,050	1,755,905	1,817,282	1,131,546